Related Party Transactions	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, CEO and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Ishiyama	An equity method investee of the Group
6	Hermann Limited	Shareholder of the Company
7	Smart Bloom Global Limited	Shareholder of the Company, owned by Wu Zhihua

Amounts due from related parties

Amount due from related parties consisted of the following for the periods indicated:

		As of September 30,
		2025	2024
Hermman Limited(1)	Prepayment for service provided by related parties	$799,917	$—
Total		$799,917	$—

(1)	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company's mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 11.7% shareholding ratio. Therefore, it was reclassified into amount due from related parties on September 30, 2025. For the year ended September 30, 2025, the amortized expense amount is $684,422, and the remaining amount is $799,917.

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,
		2025	2024
Mrs. Qi Xiaoyu	Proceed of Interest-free loan from related parties	$7,316	$—
Mr. Fuyunishiki Ryo	Proceed of Interest-free loan from related parties	418,727	208,943
Ms. Wu Shunyu	Expenses paid on behalf of the Group	—	105,601
Total		$426,043	$314,544

Related party transactions

	For the years ended September 30,
Nature	2025	2024	2023
Expenses paid on behalf of the Group by related parties

Mrs. Qi Xiaoyu	$—	$6,669	$1,480,137
Ms. Wu Shunyu	—	6,120	30,222
Mr. Fuyunishiki Ryo	—	433,680	218,038
Total	$—	$446,469	$1,728,398

Proceed of Interest-free loan from related parties
Mrs. Qi Xiaoyu	$7,316	$2,815,899	$—
Mr. Fuyunishiki Ryo	214,734	86,478	—
Mr. Wu Zhihua	—	129,090	—
Total	$222,050	$3,031,467	$—

Repayment to (receivable from) related parties
Mrs. Qi Xiaoyu	$—	$4,035,593	$—
Ms. Wu Shunyu	105,601	—	—
Mr. Fuyunishiki Ryo	—	428,409	—
Mr. Wu Zhihua	—	129,090	—
Ishiyama	—	—	(35,990)
Total	$105,601	$4,593,092	$(35,990)

Service provided by related parties
Hermman Limited(1)	$684,422	$—	$—
Total	$684,422	$—	$—

Stock-based compensation(2)
Wu Zhihua	$1,209,000	$—	$—
Total	$1,209,000	$—	$—

Repurchase of Class A Shares by issuing Class B Shares
Smart Bloom Global Limited	$1,250	$—	$—
Total	$1,250	$—	$—

(1)	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company's mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 11.7% shareholding ratio. Therefore, it was reclassified into amount due from related parties on September 30, 2025. For the year ended September 30, 2025, the amortized expense amount is $684,422, and the remaining amount is $799,917.

(2)	On November 7, 2024, a resolution of the directors of the Company was adopted to issue 5,000,000 Class B ordinary shares of par value US$0.00025 each (the New Shares) to WU Zhihua. Due to the fact that Class B shares are not tradable and the voting rights are different from those of Class A shares, the price per share of $0.2418 is based on the valuation report issued by appraisers.